Hyundai Auto Receivables Trust 2016-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 19, 2016
Closing Date:		March 30, 2016

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,019,892,644.82	54,573	3.68%	58.04
Original Adj. Pool Balance:		$ 984,253,447.99

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 219,000,000.00	21.473%	0.61000%		April 17, 2017
Class A-2-A Notes	Fixed	$ 284,200,000.00	27.866%	1.21000%		June 17, 2019
Class A-2-B Notes	Floating	$ 100,000,000.00	9.805%	LIBOR + 0.37%		June 17, 2019
Class A-3 Notes	Fixed	$ 231,000,000.00	22.649%	1.56000%		September 15, 2020
Class A-4 Notes	Fixed	$ 76,680,000.00	7.518%	1.73000%		May 16, 2022
Class B Notes	Fixed	$ 17,720,000.00	1.737%	2.46000%		May 16, 2022
Class C Notes	Fixed	$ 26,580,000.00	2.606%	2.68000%		May 16, 2022
Class D Notes	Fixed	$ 21,670,000.00	2.125%	3.23000%		December 15, 2022
Total Securities		$ 976,850,000.00	95.780%

Overcollateralization		$ 7,403,447.99	0.726%
YSOA		$ 35,639,196.83	3.494%
Total Original Pool Balance		$ 1,019,892,644.82	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$ -	-	$ -	-	$ -
Class A-2-A Notes	$ -	-	$ -	-	$ -
Class A-2-B Notes	$ -	-	$ -	-	$ -
Class A-3 Notes	$ -	-	$ -	-	$ -
Class A-4 Notes	$ 55,951,915.78	0.7296807	$ 45,620,160.00	0.5949421	$ 10,331,755.78
Class B Notes	$ 17,720,000.00	1.0000000	$ 17,720,000.00	1.0000000	$ -
Class C Notes	$ 26,580,000.00	1.0000000	$ 26,580,000.00	1.0000000	$ -
Class D Notes	$ 21,670,000.00	1.0000000	$ 21,670,000.00	1.0000000	$ -
Total Securities	$ 121,921,915.78	0.1248113	$ 111,590,160.00	0.1142347	$ 10,331,755.78

Weighted Avg. Coupon (WAC)	3.50%		3.51%
Weighted Avg. Remaining Maturity (WARM)	20.93		20.16
Pool Receivables Balance	$ 139,925,473.28		$ 129,271,892.84
Remaining Number of Receivables	22,801		22,027

Adjusted Pool Balance	$ 136,685,717.50		$ 126,353,961.72

III. COLLECTIONS

Principal:
Principal Collections	$ 10,426,161.31
Repurchased Contract Proceeds Related to Principal	$ -
Recoveries/Liquidation Proceeds	$ 275,284.53
Total Principal Collections	$ 10,701,445.84

Interest:
Interest Collections	$ 407,193.44
Late Fees & Other Charges	$ 32,582.99
Interest on Repurchase Principal	$ -
Total Interest Collections	$ 439,776.43

Collection Account Interest	$ 15,477.25
Reserve Account Interest	$ 3,983.78
Servicer Advances	$ -

Total Collections	$ 11,160,683.30

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Hyundai Auto Receivables Trust 2016-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$ 11,160,683.30
Reserve Account Release					$ -
Reserve Account Draw					$ -
Total Available for Distribution					$ 11,160,683.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 116,604.56	$ -	$ 116,604.56	116,604.56
Collection Account Interest					$ 15,477.25
Late Fees & Other Charges					$ 32,582.99
Total due to Servicer					$ 164,664.80

2. Class A Noteholders Interest:
Class A-1 Notes		$ -		$ -
Class A-2-A Notes		$ -		$ -
Class A-2-B Notes		$ -		$ -
Class A-3 Notes		$ -		$ -
Class A-4 Notes		$ 80,664.01		$ 80,664.01

Total Class A interest:		$ 80,664.01		$ 80,664.01	80,664.01

3. First Priority Principal Distribution:		$ -		$ -	0.00

4. Class B Noteholders Interest:		$ 36,326.00		$ 36,326.00	36,326.00

5. Second Priority Principal Distribution:		$ -		$ -	0.00

6. Class C Noteholders Interest:		$ 59,362.00		$ 59,362.00	59,362.00

7. Third Priority Principal Distribution:		$ -		$ -	0.00

8. Class D Noteholders Interest:		$ 58,328.42		$ 58,328.42	58,328.42

Available Funds Remaining:					$ 10,761,338.07

9. Regular Principal Distribution Amount:					10,331,755.78

		Distributable Amount		Paid Amount
Class A-1 Notes				$ -
Class A-2-A Notes				$ -
Class A-2-B Notes				$ -
Class A-3 Notes				$ -
Class A-4 Notes				$ 10,331,755.78
Class A Notes Total:		$ 10,331,755.78		$ 10,331,755.78
Class B Notes Total:		$ -		$ -
Class C Notes Total:		$ -		$ -
Class D Notes Total:		$ -		$ -
Total Noteholders Principal		$ 10,331,755.78		$ 10,331,755.78

10. Required Deposit to Reserve Account					0.00

11. Trustee and Asset Representations Reviewer Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					429,582.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 3,239,755.78
Beginning Period Amount	$ 3,239,755.78
Current Period Amortization	$ 321,824.66
Ending Period Required Amount	$ 2,917,931.12
Ending Period Amount	$ 2,917,931.12
Next Distribution Date Required Amount	$ 2,615,608.08

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Hyundai Auto Receivables Trust 2016-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$ 2,460,633.62
Beginning Period Amount					$ 2,460,633.62
Current Period Release to Collection Account					$ -
Current Period Deposit					$ -
Current Period Release to Depositor					$ -
Ending Period Required Amount (0.25% of APB of cut-off date)					$ 2,460,633.62
Ending Period Amount					$ 2,460,633.62

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
			Beginning	Ending	Target
Overcollateralization Amount			$ 14,763,801.72	$ 14,763,801.72	$ 14,763,801.72
Overcollateralization as a % of Original Adjusted Pool			1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool			10.80%	11.68%	11.68%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.06%	21,600	97.23%	$ 125,696,587.09
30 - 60 Days		1.56%	344	2.20%	$ 2,840,200.38
61 - 90 Days		0.35%	78	0.53%	$ 684,259.42
91-120 Days		0.02%	5	0.04%	$ 50,845.95
121 + Days		0.00%	0	0.00%	$ -
Total			22,027		$ 129,271,892.84

Delinquent Receivables 30+ Days Past Due
Current Period		1.94%	427	2.77%	$ 3,575,305.75
1st Preceding Collection Period		1.89%	430	2.67%	$ 3,741,180.13
2nd Preceding Collection Period		2.17%	511	3.03%	$ 4,583,511.65
3rd Preceding Collection Period		2.00%	487	2.67%	$ 4,362,031.55
Four-Month Average		2.00%		2.79%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.57%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)				No

Repossession in Current Period			24		$ 180,366.41
Repossession Inventory			79		$ 149,995.83

Current Charge-Offs
Gross Principal of Charge-Offs					$ 227,419.13
Recoveries					$ (275,284.53)
Net Loss					$ (47,865.40)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					-0.41%

Average Pool Balance for Current Period					$ 134,598,683.06

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					-0.43%
1st Preceding Collection Period					0.48%
2nd Preceding Collection Period					0.56%
3rd Preceding Collection Period					0.20%
Four-Month Average					0.20%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			24	3,069	$ 41,398,294.54
Recoveries			29	2,771	$ (22,864,891.59)
Net Loss					$ 18,533,402.95
Cumulative Net Loss as a % of Initial Pool Balance					1.82%

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Hyundai Auto Receivables Trust 2016-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

Net Loss for Receivables that have experienced a Net Loss *	17	2,402	$ 18,615,011.20
Average Net Loss for Receivables that have experienced a Net Loss			$ 7,749.80

Principal Balance of Extensions			$ 624,945.33
Number of Extensions			63

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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